Subsequent events (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Mar. 28, 2022 MXN ($) shares	Jan. 18, 2022 USD ($) item	Jan. 01, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($)	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 03, 2022 MXN ($)	Jan. 18, 2022 MXN ($)	Jan. 18, 2022 USD ($)	Jan. 01, 2022 USD ($)	Oct. 08, 2019 MXN ($)	May 29, 2019 MXN ($)
Subsequent events (Details) [Line Items]
Long-term debt				$ 1,510,385	$ 629,877	$ 677,713
Cash from operating activities				1,465,597	1,822,256	605,446
Dividends payment from retained earnings											$ 150,000	$ 128,000
Cumulative amount of retained earnings				$ 990,103	$ (268,539)	$ 218,376
Non-Adjusting Events After Reporting Period [Member]
Subsequent events (Details) [Line Items]
Dividends payment from retained earnings							$ 350,000
Number of shares repurchased | shares			72,626
Total value of shares repurchased			$ 25,321
Authorized value of shares repurchased										$ 50,000
Non-Adjusting Events After Reporting Period [Member] | GurComm, S.A.P.I [Member]
Subsequent events (Details) [Line Items]
Shares subscribed and paid, Reimbursed | shares	55,514
Shares subscribed and paid, Canceled | shares	37,693
Increase (decrease) in goodwill	$ 14,648
Non-Adjusting Events After Reporting Period [Member] | JAFRA | Mexico and United States
Subsequent events (Details) [Line Items]
Percentage of voting equity interests acquired								100.00%	100.00%
Consideration transferred								$ 5,355,000	$ 255,000
Number of independent leaders and consultants | item		443,000
Long-term debt									$ 225,000
Cash from operating activities		$ 30,000